Derivative Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Effect of cash flow hedging instruments
Effect of cash flow hedging instruments	$ (24,736)	$ 13,531	$ 9,461
Revenue [Member]
Effect of cash flow hedging instruments
Effect of cash flow hedging instruments	3,091	(2,410)	(3,466)
Cost of service [Member]
Effect of cash flow hedging instruments
Effect of cash flow hedging instruments	(21,504)	11,244	9,131
Research and development [Member]
Effect of cash flow hedging instruments
Effect of cash flow hedging instruments	(2,928)	2,477	2,490
Selling, general and administrative [Member]
Effect of cash flow hedging instruments
Effect of cash flow hedging instruments	$ (3,395)	$ 2,220	$ 1,306